Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail)	Dec. 31, 2012
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Fixed based rate from interest rate cap	1.12%
Effective reduction rate should rate exceed LIBOR rate	2.38%
Interest Rate Swap [Member]
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Interest Rate Swap [Member] | Minimum [Member]
Derivative [Line Items]
Partnership pays on its variable-rate debt	0.30%
Interest Rate Swap [Member] | Maximum [Member]
Derivative [Line Items]
Partnership pays variable-rate debt	3.25%